2. LOANS: Schedule of Loans and Financing Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Loans and Financing Receivable

December 31, 2019	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 734,556,902	87.4%	$ 47,227,395	95.0%
Real Estate Loans	36,595,931	4.4	40,279.1
Sales Finance Contracts	69,305,910	8.2	2,428,214	4.9
Total	$ 840,458,743	100.0%	$ 49,695,888	100.0%

December 31, 2018	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 648,507,635	88.9%	$ 37,131,112	95.9%
Real Estate Loans	31,066,906	4.2	27,290.1
Sales Finance Contracts	50,209,114	6.9	1,548,795	4.0
Total	$ 729,783,655	100.0%	$ 38,707,197	100.0%